Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	5,385.90
Total Transaction Valuation	39,000,000.00
Total Offset Amount	0.00
Net Fee	$ 5,385.90
Offering Table N/A
Offset Table N/A	N/A